Earnings / (Loss) per share, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividends declared and paid during the period	$ 0	$ 374	$ 739